Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000255834 | Texas
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000255834 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000255834 | Florida
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000255834 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000255834 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000255834 | New York
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000255834 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000255834 | California
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000255834 | Washington
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000255834 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000255834 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000255834 | Maturity Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000255834 | Greater than 10 Years
Holdings [Line Items]
Percent of Net Asset Value	70.20%
C000255834 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000255834 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000255834 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000255834 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000255834 | AA
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000255834 | A
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000255834 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000229356 | Maturity Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000229356 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000229356 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000229356 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000229356 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000229356 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000229356 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000229356 | A
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000229356 | BBB
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000229356 | BB
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000229356 | B
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229356 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000229356 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000229356 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000229356 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000229356 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000229356 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000229356 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000229356 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000183970 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000183970 | Maturity Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000183970 | Below B
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000183970 | Greater than 10 Years
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000183970 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000183970 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000183970 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000183970 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000183970 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000183970 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183970 | A
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000183970 | BBB
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000183970 | BB
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000183970 | B
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000183970 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000183970 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000183970 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000183970 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000183970 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000183970 | AssetGovernment Securities & Agency Issue
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000183970 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000218348 | FR_71385M107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000218348 | FR_920253101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000218348 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000218348 | FR_759916109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000218348 | FR_683344105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218348 | FR_45688C107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218348 | FR_421298100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218348 | FR_67000B104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218348 | FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218348 | FR_407497106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218348 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218348 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218348 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000218348 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000218348 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000218348 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000218348 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000218348 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000218348 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000218348 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000218348 | North America
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000218348 | Asia
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000247047 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000247047 | FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000247047 | FR_626735906
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000247047 | FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000247047 | FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000247047 | FR_BNYK8H903
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000247047 | FR_BM93SF903
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000247047 | FR_B01FLR903
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000247047 | FR_BG0ZMJ902
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000247047 | FR_88034P109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000247047 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000247047 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000247047 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000247047 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000247047 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000247047 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000247047 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000247047 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000247047 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000247047 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000247047 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000247047 | Asia
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000247048 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000247048 | FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000247048 | FR_600521900
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000247048 | FR_B7FQV6904
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247048 | FR_G29018101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000247048 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000247048 | FR_ACI088LX4
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000247048 | FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000247048 | FR_294542907
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000247048 | FR_BMG3GS900
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000247048 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000247048 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000247048 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000247048 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000247048 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000247048 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000247048 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000247048 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000247048 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000247048 | Asia
Holdings [Line Items]
Percent of Net Asset Value	66.10%
C000247048 | South America
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000247048 | Africa
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000247048 | Europe
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000247050 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000247050 | FR_B8C3BL905
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000247050 | FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000247050 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000247050 | FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000247050 | FR_G4705A100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000247050 | FR_40415F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000247050 | FR_689567006
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000247050 | FR_483410007
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247050 | FR_M7S64H106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000247050 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000247050 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000247050 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000247050 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000247050 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000247050 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000247050 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000247050 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000247050 | North America
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000247050 | Asia
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000247050 | South America
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000247050 | Europe
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000243085 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000243085 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243085 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000243085 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000243085 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000243085 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000243085 | FR_464287598
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000243085 | FR_655844108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000243085 | FR_94106L109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000243085 | FR_69351T106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000243085 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000243085 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000243085 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000243085 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000243085 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000243085 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000243085 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000243085 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000243085 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000243085 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000243085 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000243085 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000243085 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000243085 | North America
Holdings [Line Items]
Percent of Net Asset Value	86.40%
C000243085 | Europe
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000229357 | FR_TSR_Top10_JPNYENCURRFUT
Holdings [Line Items]
Percent of Net Asset Value	(62.20%)
C000229357 | FR_TSR_Top10_WTICRUDE
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000229357 | FR_TSR_Top10_USLONGBOND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229357 | FR_TSR_Top10_MSCIEMGMKT
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000229357 | FR_TSR_Top10_S+P500EMINI
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000229357 | FR_TSR_Top10_MSCIEAFE
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000229357 | FR_TSR_Top10_GOLD
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000229357 | FR_TSR_Top10_US10YRNOTE
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000229357 | FR_TSR_Top10_US2YRNOTE
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000229357 | FR_TSR_Top10_TBILL
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000229357 | FR_TSR_Top10_EUROFXCURRFUT
Holdings [Line Items]
Percent of Net Asset Value	78.20%
C000229357 | Emerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000229357 | US Equities
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000229357 | Currencies
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000229357 | International Developed Equities
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000229357 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000229357 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000229357 | Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	76.70%
C000015260 | FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015260 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000015260 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000015260 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015260 | FR_98978V103
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000015260 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015260 | FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015260 | FR_351858105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015260 | FR_11271J107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015260 | FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015260 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015260 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015260 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015260 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015260 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015260 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000015260 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015260 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000015260 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000015260 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015260 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015260 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015260 | North America
Holdings [Line Items]
Percent of Net Asset Value	81.30%
C000015260 | Asia
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000015260 | Europe
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000015261 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015261 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015261 | FR_B8C3BL905
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015261 | FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015261 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000015261 | FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015261 | FR_G4705A100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015261 | FR_596651901
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015261 | FR_646059907
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015261 | FR_BD6K45906
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015261 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015261 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015261 | Region Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015261 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015261 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000015261 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000015261 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015261 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000015261 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000015261 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000015261 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000015261 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015261 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015261 | North America
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000015261 | Asia
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000015261 | South America
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015261 | Africa
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015261 | Europe
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000244515 | FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244515 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000244515 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000244515 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244515 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000244515 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000244515 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000244515 | FR_G0403H108
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244515 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244515 | FR_55354G100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244515 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244515 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244515 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244515 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000244515 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000244515 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000244515 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000244515 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244515 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244515 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000244515 | North America
Holdings [Line Items]
Percent of Net Asset Value	78.90%
C000244515 | Asia
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000244515 | South America
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244515 | Europe
Holdings [Line Items]
Percent of Net Asset Value	9.90%